As filed with the Securities and Exchange Commission on May 30, 2024

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 488	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 490	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on June 4, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

 If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 488 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 486, which was filed with the Securities and Exchange Commission on March 6, 2024. This Post-Effective Amendment No. 488 is filed solely for the purpose of designating June 4, 2024 as the new effective date of Post-Effective Amendment No. 486, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 487 to the Trust’s Registration Statement, as filed May 17, 2024. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 488 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 30th day of May, 2024.

PIMCO ETF TRUST
(Registrant)

By:
Joshua D. Ratner*, President

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	May 30, 2024
Peter G. Strelow*

	Trustee	May 30, 2024
George E. Borst*

	Trustee	May 30, 2024
Jennifer H. Dunbar*

	Trustee	May 30, 2024
Kym M. Hubbard*

	Trustee	May 30, 2024
Gary F. Kennedy*

	Trustee	May 30, 2024
Kimberley G. Korinke*

	Trustee	May 30, 2024
Peter B. McCarthy*

	Trustee	May 30, 2024
Ronald C. Parker*
	President (Principal Executive Officer)	May 30, 2024
Joshua D. Ratner*
	Treasurer (Principal Financial and Accounting Officer)	May 30, 2024
Bijal Y. Parikh*

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 486 to Registration Statement No. 333-155395 on March 6, 2024.